Russell Equity ETF
RUSSELL EQUITY ETF (FORMERLY, ONE® FUND) (ONEF)
Investment Objective (Non-Fundamental)
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors buying and selling shares of the Fund may be subject to brokerage commissions and other costs charged by their broker, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Russell Equity ETF ETF Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Russell Equity ETF ETF Shares
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses		0.17%
Total Annual Fund Operating Expenses	[1]	0.52%
Less Fee Waivers and Expense Reimbursements	[2]	(0.01%)
Net Annual Fund Operating Expenses	[1]	0.51%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses."
[2]	Until April 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account fee waivers in Year 1 only). This example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Russell Equity ETF ETF Shares	52	166	290	652

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the period from May 11, 2010 to December 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds," which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds ("Underlying ETFs"). Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in shares of equity Underlying ETFs. The 80% investment requirement applies at the time the Fund invests its assets. In pursuing the Fund's investment objective, Russell Investment Management Company (the "Adviser") will normally invest the Fund's assets in unaffiliated Underlying ETFs that seek to track various indices. These indices include those that track the performance of equity securities of large, medium and small capitalization companies across the globe including developed countries and emerging countries. Equity securities may include common and preferred stocks, warrants and rights to subscribe to common stock and convertible securities. There is no maximum limit on the percentage of Fund assets that may be invested in non-U.S. securities through U.S. listed Underlying ETFs. A minimum of 30% of Fund assets will be invested in non-U.S. securities through U.S. listed Underlying ETFs. The Fund generally will remain fully invested in Underlying ETFs.

The Adviser employs an asset allocation strategy that seeks to provide exposure to multiple asset classes in a variety of domestic and foreign markets. The Adviser's asset allocation strategy establishes a target asset allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies. The Adviser's strategy also involves periodic review of the Fund's holdings as markets rise and fall to ensure that the portfolio adheres to the strategic allocation. The Adviser may modify the target asset allocation from time to time based on capital market research or on factors such as the Adviser's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying ETF. Modifications in the allocations to the Underlying ETFs are typically based on strategic, long-term allocation decisions. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to: (1) market movements, (2) the Adviser's assessment of relative market valuation of the asset classes represented by each Underlying ETF, and/or (3) the implementation over a period of time of a change to the target strategic asset allocation inlcuding the addition of a new Underlying ETF. There may be no changes in the asset allocation or to the Underlying ETFs in a given year or such changes may be made one or more times in a year.

The Adviser selects Underlying ETFs based on their potential to represent the underlying asset class, sector or strategy to which the Adviser seeks exposure for the Fund. The Fund will only invest in U.S. listed ETFs. While the Fund intends to primarily invest in Underlying ETFs that hold equity securities, in the future, the Fund also may invest in other Underlying ETFs that represent asset classes which are not currently represented by the Underlying ETFs or that pursue investment strategies not pursued by the current Underlying ETFs.

The Adviser seeks to maintain a low total expense ratio for the Fund and, therefore, also evaluates Underlying ETFs based on their expense ratios. An Underlying ETF is also evaluated based on its tracking error to its underlying index.

The Adviser employs an active management strategy, meaning that it buys and holds Underlying ETFs based on its asset allocation views, not based on time period dependent rebalancing policies. The Adviser considers selling Underlying ETFs generally for one of four reasons: 1) the Adviser no longer wants exposure to the asset class, sector or strategy that the Underlying ETF represents; 2) the Adviser has identified an alternative Underlying ETF for the asset class, sector or strategy to which the Adviser seeks exposure that either better represents that asset class, sector or strategy or does so at a lower cost; 3) the Adviser seeks to rebalance the portfolio to the target strategic allocation; or 4) the Adviser seeks to benefit from a perceived market undervaluation for an asset class, sector or strategy.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

Asset Allocation Risk. Neither the Fund nor the Adviser can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or the Adviser offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying ETF is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly though its investments in the Underlying ETFs, to asset classes, countries or regions, or industries or groups of industries that underperform.

Underlying ETF Risks. The Fund is exposed to the same risks as the Underlying ETFs in which it invests in direct proportion to the allocation of the Fund's assets among the Underlying ETFs. The risks of owning shares of an Underlying ETF, in turn, generally reflect the risks of owning the underlying securities of the Underlying ETF. The following are the risks associated with investing in the Underlying ETFs which are also risks of investing in the Fund as a result of its investment in the Underlying ETFs:

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From time to time, the Fund may have a significant investment in a single Underlying ETF or a small number of Underlying ETFs. To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETFs could have a greater impact on the Fund than if the Fund invested in a broader range of ETFs. There is no limit to the amount the Fund may invest in an Underlying ETF.

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Certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETFs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETFs. Because a non-diversified Underlying ETF may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETF, the performance of that issuer can have a substantial impact on that Underlying ETFs, and therefore the Fund's share price.

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Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs' expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETF.

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Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

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Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

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Currency Risk. The Fund may invest a significant portion of its assets in underlying ETFs whose investments are denominated in non-U.S. currencies, or which invest in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund's investment and the value of Fund shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of an investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Conversely, the dollar value of an investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

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Tracking Error Risk. Although an Underlying ETF may seek to match the returns of an index, the Underlying ETF's return may not match or achieve a high degree of correlation with the return of its applicable index.

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American Depositary Receipts (ADRs). ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
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Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

The risks of the Underlying ETFs described above are qualified in their entirety by the risk disclosure included in each Underlying ETF's prospectus.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for a full calendar year. The Fund's current benchmark is the S&P 500 Index. The Fund's benchmark will change to the Russell Developed Large Cap Index no later than November 1, 2011.